Exhibit 99.1

World Omni Auto Receivables Trust 2015-B
Monthly Servicer Certificate
April 30, 2016

Dates Covered
Collections Period	04/01/16 - 04/30/16
Interest Accrual Period	04/15/16 - 05/15/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/16	839,779,324.04	43,788
Yield Supplement Overcollateralization Amount 03/31/16	36,159,376.16	0
Receivables Balance 03/31/16	875,938,700.20	43,788
Principal Payments	29,141,821.15	1,062
Defaulted Receivables	2,259,475.00	90
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/16	34,588,751.66	0
Pool Balance at 04/30/16	809,948,652.39	42,636

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	78.16%

Prepayment ABS Speed	1.69%

Overcollateralization Target Amount	36,447,689.36
Actual Overcollateralization	36,447,689.36

Weighted Average APR	4.36%
Weighted Average APR, Yield Adjusted	6.27%
Weighted Average Remaining Term	57.85

Delinquent Receivables:
Past Due 31-60 days	8,828,138.38	446
Past Due 61-90 days	1,660,371.98	89
Past Due 91-120 days	375,896.56	26
Past Due 121 + days	0.00	0
Total	10,864,406.92	561

Total 31+ Delinquent as % Ending Pool Balance	1.34%

Recoveries	1,015,940.69

Aggregate Net Losses/(Gains) - April 2016	1,243,534.31

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.70%
Prior Period Net Loss Ratio	0.94%
Second Prior Period Net Loss Ratio	1.24%
Third Prior Period Net Loss Ratio	0.98%
Four Month Average	1.22%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Flow of Funds	$ Amount

Collections	33,272,843.83
Advances	(13,502.97)
Investment Earnings on Cash Accounts	7,156.48
Servicing Fee	(729,948.92)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	32,536,548.42

Distributions of Available Funds
(1) Class A Interest	804,706.90
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	28,488,291.43
(7) Distribution to Certificateholders	3,205,638.42
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	32,536,548.42

Servicing Fee	729,948.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 04/15/16	801,989,254.46
Principal Paid	28,488,291.43
Note Balance @ 05/16/16	773,500,963.03

Class A-1
Note Balance @ 04/15/16	8,829,254.46
Principal Paid	8,829,254.46
Note Balance @ 05/16/16	0.00
Note Factor @ 05/16/16	0.0000000%

Class A-2a
Note Balance @ 04/15/16	280,000,000.00
Principal Paid	13,328,160.62
Note Balance @ 05/16/16	266,671,839.38
Note Factor @ 05/16/16	95.2399426%

Class A-2b
Note Balance @ 04/15/16	133,000,000.00
Principal Paid	6,330,876.35
Note Balance @ 05/16/16	126,669,123.65
Note Factor @ 05/16/16	95.2399426%

Class A-3
Note Balance @ 04/15/16	234,000,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	234,000,000.00
Note Factor @ 05/16/16	100.0000000%

Class A-4
Note Balance @ 04/15/16	125,000,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	125,000,000.00
Note Factor @ 05/16/16	100.0000000%

Class B
Note Balance @ 04/15/16	21,160,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	21,160,000.00
Note Factor @ 05/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	842,618.57
Total Principal Paid	28,488,291.43
Total Paid	29,330,910.00

Class A-1
Coupon	0.41000%
Interest Paid	3,117.22
Principal Paid	8,829,254.46
Total Paid to A-1 Holders	8,832,371.68

Class A-2a
Coupon	0.96000%
Interest Paid	224,000.00
Principal Paid	13,328,160.62
Total Paid to A-2a Holders	13,552,160.62

Class A-2b
One-Month Libor	0.43275%
Coupon	0.83275%
Interest Paid	95,373.01
Principal Paid	6,330,876.35
Total Paid to A-2b Holders	6,426,249.36

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8349702
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.2297073
Total Distribution Amount	29.0646775

A-1 Interest Distribution Amount	0.0144316
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	40.8761781
Total A-1 Distribution Amount	40.8906097

A-2a Interest Distribution Amount	0.8000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	47.6005736
Total A-2a Distribution Amount	48.4005736

A-2b Interest Distribution Amount	0.7170903
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	47.6005741
Total A-2b Distribution Amount	48.3176644

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/16	118,731.65
Balance as of 04/30/16	105,228.68
Change	(13,502.97)

Reserve Account
Balance as of 04/15/16	2,581,024.89
Investment Earnings	530.40
Investment Earnings Paid	(530.40)
Deposit/(Withdrawal)	-
Balance as of 05/16/16	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89